CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDINGS (Balance Sheet) (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2010
Current assets:
Cash and cash equivalents	$ 114,019,000	$ 626,705,000	$ 1,310,230,000	$ 914,749,000	$ 218,403,000	$ 76,970,000
Accounts receivable	609,760,000	615,881,000		454,759,000
Accounts receivable - affiliate	26,489,000	7,631,000		3,438,000
Affiliate notes receivable	11,600,000	0
Inventories	1,875,164,000	1,863,560,000		1,174,272,000
Prepaid expense and other current assets	58,370,000	40,536,000		33,701,000
Due from related parties	0	0		0
Total current assets	2,695,402,000	3,154,313,000		2,580,919,000
Property, plant and equipment, net	2,793,029,000	2,728,699,000		2,211,090,000
Investment in subsidiaries	0	0		0
Investment in equity method investee	174,047,000	179,882,000		0
Deferred charges and other assets, net	811,281,000	504,003,000		290,713,000
Due from related party - long term				0
Total assets	6,473,759,000	6,566,897,000		5,082,722,000
Current liabilities:
Accounts payable	437,640,000	530,365,000		314,843,000
Accounts payable - affiliate		37,863,000		23,949,000
Accounts payable	31,409,000	37,863,000		23,949,000
Accrued expenses	1,594,300,000	1,462,729,000		1,117,435,000
Current portion of long-term debt	0	0		0
Deferred revenue	4,932,000	12,340,000		4,043,000
Due to related parties	0	0		0
Total current liabilities	2,068,281,000	2,043,297,000		1,460,270,000
Delaware Economic Development Authority loan		0		4,000,000			$ 20,000,000
Long-term debt	1,626,743,000	1,576,559,000		1,236,720,000
Affiliate notes payable	0	86,298,000		470,047,000
Deferred tax liabilities	50,822,000	45,699,000		20,577,000
Other long-term liabilities	223,106,000	226,111,000		69,824,000
Due to related party - long term		0		0
Total liabilities	3,968,952,000	3,977,964,000		3,261,438,000
Commitments and contingencies
Equity:
Member's equity	2,349,357,000	2,155,863,000		1,479,175,000
Retained earnings	167,868,000	446,519,000		349,654,000
Accumulated other comprehensive loss	(25,311,000)	(25,962,000)		(24,770,000)
Total PBF Holding Company LLC equity	2,491,914,000	2,576,420,000		1,804,059,000
Noncontrolling interest	12,893,000	12,513,000		17,225,000
Total equity	2,504,807,000	2,588,933,000		1,821,284,000	1,630,516,000	1,772,153,000
Total liabilities and equity	6,473,759,000	6,566,897,000		5,082,722,000
Issuer [Member]
Current assets:
Cash and cash equivalents	78,302,000	530,085,000	1,257,959,000	882,820,000	185,381,000	76,179,000
Accounts receivable	577,813,000	599,147,000		430,809,000
Accounts receivable - affiliate	1,461,000	2,432,000		917,000
Affiliate notes receivable	0
Inventories	1,654,143,000	1,680,058,000		608,646,000
Prepaid expense and other current assets	30,759,000	27,443,000		24,243,000
Due from related parties	26,546,381,000	24,141,120,000		20,236,649,000
Total current assets	28,888,859,000	26,980,285,000		22,184,084,000
Property, plant and equipment, net	25,896,000	33,772,000		25,240,000
Investment in subsidiaries	7,524,000	705,034,000		1,740,111,000
Investment in equity method investee	0	0
Deferred charges and other assets, net	30,571,000	12,317,000		23,973,000
Due from related party - long term				0
Total assets	28,952,850,000	27,731,408,000		23,973,408,000
Current liabilities:
Accounts payable	240,234,000	360,260,000		196,988,000
Accounts payable - affiliate				23,949,000
Accounts payable	31,347,000	37,077,000
Accrued expenses	1,316,523,000	1,094,581,000		503,179,000
Deferred revenue	4,899,000	10,901,000		4,043,000
Due to related parties	23,277,244,000	22,027,065,000		19,787,807,000
Total current liabilities	24,870,247,000	23,529,884,000		20,515,966,000
Delaware Economic Development Authority loan		0		0
Long-term debt	1,548,024,000	1,496,085,000		1,137,980,000
Affiliate notes payable		86,298,000		470,047,000
Deferred tax liabilities	0	0		0
Other long-term liabilities	29,772,000	30,208,000		28,131,000
Due to related party - long term		0		0
Total liabilities	26,448,043,000	25,142,475,000		22,152,124,000
Commitments and contingencies
Equity:
Member's equity	2,349,357,000	2,155,863,000		1,479,175,000
Retained earnings	167,868,000	446,519,000		349,654,000
Accumulated other comprehensive loss	(25,311,000)	(25,962,000)		(24,770,000)
Total PBF Holding Company LLC equity	2,491,914,000	2,576,420,000		1,804,059,000
Noncontrolling interest	12,893,000	12,513,000		17,225,000
Total equity	2,504,807,000	2,588,933,000		1,821,284,000
Total liabilities and equity	28,952,850,000	27,731,408,000		23,973,408,000
Guarantors Subsidiaries [Member]
Current assets:
Cash and cash equivalents	5,961,000	56,717,000	20,922,000	6,236,000	704,000	791,000
Accounts receivable	4,498,000	7,999,000		11,057,000
Accounts receivable - affiliate	24,428,000	4,504,000		2,521,000
Affiliate notes receivable	11,600,000
Inventories	0	0		363,151,000
Prepaid expense and other current assets	27,443,000	12,933,000		9,074,000
Due from related parties	22,526,098,000	21,883,569,000		20,547,503,000
Total current assets	22,600,028,000	21,965,722,000		20,939,542,000
Property, plant and equipment, net	2,527,179,000	2,452,877,000		1,960,066,000
Investment in subsidiaries	431,662,000	440,377,000		143,349,000
Investment in equity method investee	0	0
Deferred charges and other assets, net	780,710,000	491,673,000		265,240,000
Due from related party - long term				0
Total assets	26,339,579,000	25,350,649,000		23,308,197,000
Current liabilities:
Accounts payable	185,231,000	157,277,000		113,564,000
Accounts payable - affiliate				0
Accounts payable	159,000	786,000
Accrued expenses	141,382,000	201,935,000		495,842,000
Deferred revenue	20,000	1,438,000		0
Due to related parties	25,761,022,000	24,031,520,000		21,026,310,000
Total current liabilities	26,087,814,000	24,392,956,000		21,635,716,000
Delaware Economic Development Authority loan		0		4,000,000
Long-term debt	47,406,000	45,908,000		31,717,000
Affiliate notes payable		0		0
Deferred tax liabilities	0	0		0
Other long-term liabilities	189,189,000	192,204,000		41,693,000
Due to related party - long term		0		20,577,000
Total liabilities	26,324,409,000	24,631,068,000		21,733,703,000
Commitments and contingencies
Equity:
Member's equity	1,720,206,000	1,714,997,000		1,062,717,000
Retained earnings	(1,709,693,000)	(999,693,000)		502,788,000
Accumulated other comprehensive loss	(8,236,000)	(8,236,000)		(8,236,000)
Total PBF Holding Company LLC equity	2,277,000	707,068,000		1,557,269,000
Noncontrolling interest	12,893,000	12,513,000		17,225,000
Total equity	15,170,000	719,581,000		1,574,494,000
Total liabilities and equity	26,339,579,000	25,350,649,000		23,308,197,000
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	29,756,000	41,366,000	32,694,000	28,968,000	34,334,000	0
Accounts receivable	27,449,000	8,735,000		12,893,000
Accounts receivable - affiliate	600,000	695,000		0
Affiliate notes receivable	0
Inventories	221,021,000	183,502,000		202,475,000
Prepaid expense and other current assets	168,000	160,000		384,000
Due from related parties	5,683,279,000	4,692,799,000		3,262,382,000
Total current assets	5,962,273,000	4,927,257,000		3,507,102,000
Property, plant and equipment, net	239,954,000	242,050,000		225,784,000
Investment in subsidiaries	0	0		0
Investment in equity method investee	174,047,000	179,882,000
Deferred charges and other assets, net	0	13,000		1,500,000
Due from related party - long term				20,577,000
Total assets	6,376,274,000	5,349,202,000		3,754,963,000
Current liabilities:
Accounts payable	12,175,000	14,291,000		7,566,000
Accounts payable - affiliate				0
Accounts payable	(97,000)	0
Accrued expenses	136,395,000	166,213,000		118,414,000
Deferred revenue	13,000	1,000		0
Due to related parties	5,717,492,000	4,658,903,000		3,232,417,000
Total current liabilities	5,865,978,000	4,839,408,000		3,358,397,000
Delaware Economic Development Authority loan		0		0
Long-term debt	31,313,000	34,566,000		67,023,000
Affiliate notes payable		0		0
Deferred tax liabilities	50,822,000	45,699,000		20,577,000
Other long-term liabilities	4,145,000	3,699,000		0
Due to related party - long term		0		0
Total liabilities	5,952,258,000	4,923,372,000		3,445,997,000
Commitments and contingencies
Equity:
Member's equity	362,598,000	374,067,000		182,696,000
Retained earnings	61,418,000	51,763,000		126,270,000
Accumulated other comprehensive loss	0	0		0
Total PBF Holding Company LLC equity	424,016,000	425,830,000		308,966,000
Noncontrolling interest	0	0		0
Total equity	424,016,000	425,830,000		308,966,000
Total liabilities and equity	6,376,274,000	5,349,202,000		3,754,963,000
Combining and Consolidated Adjustments [Member]
Current assets:
Cash and cash equivalents	0	(1,463,000)	$ (1,345,000)	(3,275,000)	$ (2,016,000)	$ 0
Accounts receivable	0	0		0
Accounts receivable - affiliate	0	0		0
Affiliate notes receivable	0
Inventories	0	0		0
Prepaid expense and other current assets	0	0		0
Due from related parties	(54,755,758,000)	(50,717,488,000)		(44,046,534,000)
Total current assets	(54,755,758,000)	(50,718,951,000)		(44,049,809,000)
Property, plant and equipment, net	0	0		0
Investment in subsidiaries	(439,186,000)	(1,145,411,000)		(1,883,460,000)
Investment in equity method investee	0	0
Deferred charges and other assets, net	0	0		0
Due from related party - long term				(20,577,000)
Total assets	(55,194,944,000)	(51,864,362,000)		(45,953,846,000)
Current liabilities:
Accounts payable	0	(1,463,000)		(3,275,000)
Accounts payable - affiliate				0
Accounts payable	0	0
Accrued expenses	0	0		0
Deferred revenue	0	0		0
Due to related parties	(54,755,758,000)	(50,717,488,000)		(44,046,534,000)
Total current liabilities	(54,755,758,000)	(50,718,951,000)		(44,049,809,000)
Delaware Economic Development Authority loan		0		0
Long-term debt	0	0		0
Affiliate notes payable		0		0
Deferred tax liabilities	0	0		0
Other long-term liabilities	0	0		0
Due to related party - long term		0		(20,577,000)
Total liabilities	(54,755,758,000)	(50,718,951,000)		(44,070,386,000)
Commitments and contingencies
Equity:
Member's equity	(2,082,804,000)	(2,089,064,000)		(1,245,413,000)
Retained earnings	1,648,275,000	947,930,000		(629,058,000)
Accumulated other comprehensive loss	8,236,000	8,236,000		8,236,000
Total PBF Holding Company LLC equity	(426,293,000)	(1,132,898,000)		(1,866,235,000)
Noncontrolling interest	(12,893,000)	(12,513,000)		(17,225,000)
Total equity	(439,186,000)	(1,145,411,000)		(1,883,460,000)
Total liabilities and equity	$ (55,194,944,000)	$ (51,864,362,000)		$ (45,953,846,000)